File No. 333-136321

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 1210
                AGRIBUSINESS PORTFOLIO, SERIES 2
               BASIC MATERIALS PORTFOLIO, SERIES 5
              HOMELAND SECURITY PORTFOLIO, SERIES 3
               PRECIOUS METALS PORTFOLIO, SERIES 5
                 UTILITIES PORTFOLIO, SERIES 12
                      (Exact Name of Trust)

                   First Trust Portfolios L.P.
                    (Exact Name of Depositor)

                     120 East Liberty Drive
                            Suite 400
                    Wheaton, Illinois  60187

  (Complete address of Depositor's principal executive offices)

          First Trust Portfolios L.P.  CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen        Attn:  Eric F. Fess
          120 East Liberty Drive       111 West Monroe Street
          Suite 400                    Chicago, Illinois  60603
          Wheaton, Illinois  60187

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 2009
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)





                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2
                                  616,765 UNITS


PROSPECTUS
Part One
Dated November 30, 2009

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

THE TRUST

FT 1210, Agribusiness Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies in the agribusiness industry. At October 1, 2009, each Unit represented a 1/616,765 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At October 1, 2009, the Public Offering Price per Unit was $9.493 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.

------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     SPONSOR


                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2
             SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 1, 2009
                      SPONSOR: FIRST TRUST PORTFOLIOS L.P.
                      EVALUATOR: FIRST TRUST ADVISORS L.P.
                      TRUSTEE: THE BANK OF NEW YORK MELLON



GENERAL INFORMATION


Number of Units (rounded to the nearest whole unit)                     616,765
Fractional Undivided Interest in the Trust per Unit                   1/616,765
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                   $5,675,638
    Aggregate Value of Securities per Unit                               $9.202
    Income and Principal cash (overdraft) in the Portfolio               $3,767
    Income and Principal cash (overdraft) per Unit                       $0.006
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                              $0.285
    Public Offering Price per Unit                                       $9.493
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.285 less than the Public Offering Price per Unit)                $9.208

Date Trust Established                                          August 10, 2006
Mandatory Termination Date                                      August 10, 2011

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE UNIT HOLDERS OF FT 1210,
AGRIBUSINESS PORTFOLIO, SERIES 2

We have audited the statement of assets and liabilities of FT 1210, Agribusiness Portfolio, Series 2 (the "Trust"), including the schedule of investments, as of July 31, 2009, and the related statements of operations and of changes in net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of FT 1210, Agribusiness Portfolio, Series 2, as of July 31, 2009, and the results of its operations and changes in its net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Chicago, Illinois
November 27, 2009

                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JULY 31, 2009


ASSETS

Securities, at fair value (cost, $6,745,174)                     $    6,076,511
Dividends receivable                                                      4,700
Receivable from investment transactions                                  16,285
                                                                      ---------
TOTAL ASSETS                                                     $    6,097,496
                                                                      =========

LIABILITIES AND NET ASSETS

Accrued liabilities                                              $        5,339
Cash overdraft                                                            3,161
Unit redemptions payable                                                 11,371
                                                                      ---------
TOTAL LIABILITIES                                                        19,871
                                                                      ---------

Net assets, applicable to 648,646 outstanding units
   of fractional undivided interest:
    Cost of securities                                                6,745,174
    Net unrealized appreciation (depreciation)                         (668,663)
    Distributable funds (deficit), net of
       deferred sales charges of $222,741 and
       organization costs of $12,768                                      1,114
                                                                      ---------
NET ASSETS                                                            6,077,625
                                                                      ---------

TOTAL LIABILITIES AND NET ASSETS                                 $    6,097,496
                                                                      =========

Net asset value per unit                                         $        9.370
                                                                      =========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009


Number
of Shares       Name of Issuer of Equity Securities (1) (3) (4)          Value

                AGRICULTURAL & FOOD PRODUCTS - 30%
                ----------------------------------
 5,744          Archer-Daniels-Midland Company                       $   173,009
 4,490 (2)      Bunge Limited                                            314,165
 7,363          Corn Products International, Inc.                        206,164
 6,392          Dean Foods Company*                                      135,446
 6,431          Hormel Foods Corporation                                 230,937
 4,976          Kellogg Company                                          236,360
   161          Seaboard Corporation                                     176,295
 8,496          Smithfield Foods, Inc.*                                  115,121
18,285          Tyson Foods, Inc.                                        208,998

                AGRICULTURAL INPUTS - 52%
                -------------------------
 6,431          The Andersons, Inc.                                      207,207
 5,986 (2)      BASF AG (ADR)                                            299,300
 6,634          The Dow Chemical Company                                 140,442
 6,148          E.I. du Pont de Nemours and Company                      190,158
 8,333          FMC Corporation                                          405,317
 5,340          Monsanto Company                                         448,560
15,778          The Mosaic Company                                       822,823
 6,392          The Scotts Miracle-Gro Company                           249,608
 8,615 (2)      Syngenta AG (ADR)                                        395,601

                AGRICULTURAL MACHINERY - 18%
                ----------------------------
 9,993          AGCO Corporation*                                        314,380
 3,519          Caterpillar Inc.                                         155,047
 6,795          Deere & Company                                          297,213
 4,934          Valmont Industries, Inc.                                 354,360
                                                                       ---------

                Total Securities (total cost $6,745,174) - 100%      $ 6,076,511
                                                                       =========


                                                                     (Continued)

                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 17% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3) In October 2008, Gehl Company was acquired by Manitou BF SA for cash at $30 per share.

(4) In December 2008, Pilgrim's Pride Corporation was removed from the portfolio due to the decline in general credit standing of the security.

*      This security is a non-income producing security.





See notes to financial statements.                                   (Concluded)


                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2

                            STATEMENTS OF OPERATIONS


                                                                                                        Period from
                                                                                                       August 10, 2006
                                                                                                      (Initial Date of
                                                                          Year ended July 31,           Deposit) to
                                                                       2009                2008         July 31, 2007


Dividend income (net of foreign taxes withheld of $5,785,
    $6,967, and $4,687 in 2009, 2008, and 2007                 $    116,258       $     222,142      $     248,594
    respectively)

Expenses
    Trustee and other service fees                                  (12,306)            (15,792)           (15,147)
Portfolio supervision, bookkeeping,
       administrative and evaluation fees                            (4,122)             (9,460)            (5,092)
    Creation and development fees                                         -                   -            (90,430)
    Other expenses                                                   (4,496)             (6,603)           (10,943)
                                                                ---------------------------------------------------
    Total expenses                                                  (20,924)            (31,855)          (121,612)
                                                                ---------------------------------------------------
       Investment income (loss) - net                                95,334             190,287            126,982

Net gain (loss) on investments:
    Net realized gain (loss)                                     (1,217,045)          2,514,747             (4,265)
    Change in net unrealized appreciation
       (depreciation)                                            (3,992,484)          2,291,756          1,032,065
                                                                ---------------------------------------------------
Net gain (loss) on investments                                   (5,209,529)          4,806,503          1,027,800
                                                                ---------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                  $ (5,114,195)      $   4,996,790      $   1,154,782
                                                                ===================================================




See notes to financial statements.

                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2

                       STATEMENTS OF CHANGES IN NET ASSETS
                                                                                                       Period from
                                                                                                     August 10, 2006
                                                                                                       (Initial Date of
                                                                           Year ended July 31,          Deposit)to
                                                                         2009              2008        July 31, 2007
Net increase (decrease) in net assets
   resulting from operations:
    Investment income (loss) - net                             $      95,334      $     190,287      $     126,982
    Net realized gain (loss) on investments                       (1,217,045)         2,514,747             (4,265)
    Change in net unrealized appreciation
       (depreciation) on investments                              (3,992,484)         2,291,756          1,032,065
                                                                ---------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                                  (5,114,195)         4,996,790          1,154,782
                                                                ---------------------------------------------------

Units issued                                                         274,043            765,912         22,398,599
    Deferred sales charge                                                  -                  -           (217,584)
    Organization costs                                                     -                  -            (12,335)
                                                                ---------------------------------------------------
    Total                                                            274,043            765,912         22,168,680
                                                                ---------------------------------------------------

Units redeemed                                                    (3,750,013)       (12,633,779)              (479)
                                                                ---------------------------------------------------
Distributions to unit holders:
    Investment income - net                                          (98,627)          (177,600)          (238,564)
    Principal from investment transactions                          (379,419)        (1,031,559)                 -
                                                                ---------------------------------------------------
    Total distributions                                             (478,046)        (1,209,159)          (238,564)
                                                                ---------------------------------------------------
Total increase (decrease) in net assets                           (9,068,211)        (8,080,236)        23,084,419

Net assets:
    Beginning of the period                                       15,145,836         23,226,072            141,653
                                                                ---------------------------------------------------
    End of the period                                          $   6,077,625      $  15,145,836      $  23,226,072
                                                                ==================================================
Distributable funds (deficit) at end of the period             $       1,114      $    (227,532)     $     (81,965)
                                                                ===================================================
Trust units:
    Beginning of the period                                        1,019,470          1,813,539             14,948
    Issued                                                            38,963             50,684          1,798,626
    Redeemed                                                        (409,787)          (844,753)               (35)
                                                                ---------------------------------------------------
    End of the period                                                648,646          1,019,470          1,813,539
                                                                ===================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2

                          NOTES TO FINANCIAL STATEMENTS





1.     ORGANIZATION

FT 1210, Agribusiness Portfolio, Series 2 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies in the agribusiness industry. The Trust was established on August 10, 2006, and has a mandatory termination date of August 10, 2011.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Fair Value Measurements - The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the security. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

    o  Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

    o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)


The valuation techniques used by the Trust to measure fair value during the year ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust's securities carried at fair value:

Valuation Inputs

Level 1--Quoted Price                               $    6,076,511
Level 2--Other Significant Observable Inputs                     -
Level 3--Significant Unobservable Inputs                         -
                                                     -------------
Total                                               $    6,076,511
                                                     =============


Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

The Trust accounts for uncertain tax positions under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust has recognized no liabilities in connection with FIN 48 in the accompanying financial statements.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $12,768 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.     NET UNREALIZED APPRECIATION (DEPRECIATION)

An analysis of net unrealized appreciation (depreciation) at July 31, 2009 follows:


                      Unrealized appreciation      $     631,237
                      Unrealized depreciation         (1,299,900)
                                                    -------------
                                                   $    (668,663)
                                                    =============

4.     OTHER INFORMATION

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended April 20, 2007 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     SUBSEQUENT EVENTS

In May 2009, Statement of Financial Accounting Standards No. 165, Assessment of Subsequent Events was issued, which establishes reporting requirements for subsequent events. Adopted by the Trust as of July 31, 2009, the Sponsor has evaluated the impact of all subsequent events on the Trust through November 27, 2009, the date of the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

6.     FINANCIAL HIGHLIGHTS

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The investment income (loss) - net and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.


                                                                                       Period from
                                                                                     August 10, 2006
                                                                                    (Initial Date of
                                                           Year ended July 31,        Deposit) to
                                                         2009              2008      July 31, 2007


Dividend income                                      $  0.148         $   0.165         $  0.398
Expenses                                               (0.027)           (0.024)          (0.194)
                                                     --------------------------------------------
       Investment income (loss) - net                   0.121             0.141            0.204

Distributions to unit holders:
    Investment income - net                            (0.127)           (0.137)          (0.311)
    Principal from investment transactions             (0.461)           (0.987)               -

Net gain (loss) on investments                         (5.020)            3.033            3.438
                                                     --------------------------------------------
       Total increase (decrease) in net assets         (5.487)            2.050            3.331

Net assets:
    Beginning of the period                            14.857            12.807            9.476
                                                     --------------------------------------------

    End of the period                                $  9.370         $  14.857         $ 12.807
                                                     ============================================


Total return                                          (32.97)%           24.78 %          38.43 % *
Ratio of total expenses to average net assets           0.27 %            0.16 %           1.41 % **
Ratio of investment income (loss) - net to
    average net assets                                  1.21 %            0.96 %           1.46 % **


*   Not annualized.
** Exclusive of creation and development fees, the ratios of total expenses and net investment income to average net assets would have been 0.37% and 2.50%, respectively.

                                     FT 1210
                        AGRIBUSINESS PORTFOLIO, SERIES 2

                                    PART ONE
                 MUST BE ACCOMPANIED BY PART TWO AND PART THREE

                               -------------------
                               P R O S P E C T U S
                               -------------------


               SPONSOR:                   First Trust Portfolios L.P.
                                          120 East Liberty Drive, Suite 400
                                          Wheaton, Illinois 60187
                                          (800) 621-1675

               TRUSTEE:                   The Bank of New York Mellon
                                          101 Barclay Street
                                          New York, New York 10286

               LEGAL COUNSEL              Chapman and Cutler LLP
               TO SPONSOR:                111 West Monroe Street
                                          Chicago, Illinois 60603

               LEGAL COUNSEL              Carter Ledyard & Milburn LLP
               TO TRUSTEE:                2 Wall Street
                                          New York, New York 10005

               INDEPENDENT                Deloitte & Touche LLP
               REGISTERED PUBLIC          111 South Wacker Drive
               ACCOUNTING FIRM:           Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5
                                  256,699 UNITS





PROSPECTUS
Part One
Dated November 30, 2009

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

THE TRUST

FT 1210, Basic Materials Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks of companies engaged in the basic materials sector. At October 1, 2009, each Unit represented a 1/256,699 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At October 1, 2009, the Public Offering Price per Unit was $10.096 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.

------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     SPONSOR


                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5
             SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 1, 2009
                      SPONSOR: FIRST TRUST PORTFOLIOS L.P.
                      EVALUATOR: FIRST TRUST ADVISORS L.P.
                      TRUSTEE: THE BANK OF NEW YORK MELLON



GENERAL INFORMATION


Number of Units (rounded to the nearest whole unit)                     256,699
Fractional Undivided Interest in the Trust per Unit                   1/256,699
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                   $2,527,044
    Aggregate Value of Securities per Unit                               $9.844
    Income and Principal cash (overdraft) in the Portfolio             $(13,152)
    Income and Principal cash (overdraft) per Unit                      $(0.051)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                              $0.303
    Public Offering Price per Unit                                      $10.096
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.303 less than the Public Offering Price per Unit)                $9.793

Date Trust Established                                          August 10, 2006
Mandatory Termination Date                                      August 10, 2011

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE UNIT HOLDERS OF FT 1210,
BASIC MATERIALS PORTFOLIO, SERIES 5


We have audited the statement of assets and liabilities of FT 1210, Basic Materials Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of July 31, 2009, and the related statements of operations and of changes in net assets for the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of FT 1210, Basic Materials Portfolio, Series 5, as of July 31, 2009, and the results of its operations and changes in its net assets for the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Chicago, Illinois
November 27, 2009

                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JULY 31, 2009


ASSETS

Securities, at fair value (cost, $3,118,823)                        $ 2,586,003
Dividends receivable                                                     12,984
                                                                      ---------
TOTAL ASSETS                                                        $ 2,598,987
                                                                      =========

LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $     2,760
Cash overdraft                                                              940
Unit redemptions payable                                                    128
                                                                      ---------
TOTAL LIABILITIES                                                         3,828
                                                                      ---------

Net assets, applicable to 274,417 outstanding units
  of fractional undivided interest:
    Cost of securities                                                3,118,823
    Net unrealized appreciation (depreciation)                         (532,820)
    Distributable funds (deficit), net of deferred sales charges
       of $157,676 and organization costs of $9,830                       9,156
                                                                      ---------
NET ASSETS                                                            2,595,159
                                                                      ---------

TOTAL LIABILITIES AND NET ASSETS                                    $ 2,598,987
                                                                      =========

Net asset value per unit                                            $     9.457
                                                                      =========


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009

 Number
 of Shares           Name of Issuer of Equity Securities (1)               Value
                     CHEMICALS - 41%
                     ---------------
 2,859               Airgas, Inc.                                       $  127,454
 2,580  (2)          BASF AG (ADR)                                         129,000
 5,684               Celanese Corporation                                  146,079
 2,859               The Dow Chemical Company                               60,525
 2,648               E.I. du Pont de Nemours and Company                    81,903
 1,673               PPG Industries, Inc.                                   92,015
 2,929               Sigma-Aldrich Corporation                             148,647
 3,714  (2)          Syngenta AG (ADR)                                     170,547
 4,132               The Valspar Corporation                               104,622

                     CONSTRUCTION MATERIALS - 8%
                     ---------------------------
 3,837  (2) (3)      Cemex S.A. de C.V. (ADR)                               36,029
 2,911               Eagle Materials Inc.                                   79,470
 3,347  (2)          Lafarge S.A.                                           60,413
   404               Vulcan Materials Company                               19,182

                     METALS & MINING - 51%
                     ---------------------
 3,592               Alcoa Inc.                                             42,242
 3,190  (2)          ArcelorMittal (formerly Arcelor Mittal) (ADR)         114,968
 2,493  (2)          BHP Billiton Limited (ADR)                            156,959
 2,702               Freeport-McMoRan Copper & Gold, Inc.                  162,931
 1,935               Newmont Mining Corporation                             80,012
 2,005               Nucor Corporation                                      89,162
 1,708  (2)          POSCO (ADR)                                           172,628
   504  (2)          Rio Tinto Plc (ADR)                                    84,460
 6,905               Southern Copper Corporation                           177,873
 1,795               United States Steel Corporation                        71,351
 8,998  (2)          Vale S.A. (ADR)                                       177,531
                         (formerly Companhia Vale do Rio Doce)
                                                                         ---------
                     Total Securities (total cost $3,118,823) - 100%    $2,586,003
                                                                         =========



                                                                        (Continued)




                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 42% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)      The number of shares reflects the effect of a 4% stock dividend.





See notes to financial statements.                                   (Concluded)

                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS

                                                                                                       Period from
                                                                                                     August 10, 2006
                                                                                                    (Initial Date of
                                                                         Year ended July 31,          Deposit) to
                                                                     2009                2008        July 31, 2007
Dividend income (net of foreign taxes withheld of $4,488
    $11,533, $5,385 in 2009, 2008 and 2007 respectively)    $      84,429       $     166,707      $      97,458

Expenses
    Trustee and other service fees                                 (5,874)             (7,644)            (8,139)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                          (1,630)             (3,934)            (2,523)
    Creation and development fees                                       -                   -            (36,566)
    Other expenses                                                 (2,625)             (3,497)            (5,474)
                                                             ----------------------------------------------------
    Total expenses                                                (10,129)            (15,075)           (52,702)
                                                             ----------------------------------------------------
       Investment income (loss) - net                              74,300             151,632             44,756

Net gain (loss) on investments:
    Net realized gain (loss)                                     (336,921)            998,986            146,452
    Change in net unrealized appreciation
       (depreciation)                                          (1,616,224)           (519,025)         1,602,429
                                                             ----------------------------------------------------
Net gain (loss) on investments                                 (1,953,145)            479,961          1,748,881
                                                             ----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $  (1,878,845)      $     631,593      $   1,793,637
                                                             ====================================================





See notes to financial statements.


                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       Period from
                                                                                                     August 10, 2006
                                                                                                    (Initial Date of
                                                                        Year ended July 31,           Deposit) to
                                                                     2009                2008        July 31, 2007
Net increase (decrease) in net assets resulting
   from operations:
    Investment income (loss) - net                          $      74,300       $     151,632      $      44,756
    Net realized gain (loss) on investments                      (336,921)            998,986            146,452
    Change in net unrealized appreciation
       (depreciation) on investments                           (1,616,224)           (519,025)         1,602,429
                                                             ----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               (1,878,845)            631,593          1,793,637
                                                             ----------------------------------------------------

Units issued                                                       37,133             451,676          9,348,810
    Deferred sales charge                                               -                   -           (152,503)
    Organization costs                                                  -                   -             (9,395)
                                                             ----------------------------------------------------
    Total                                                          37,133             451,676          9,186,912
                                                             ----------------------------------------------------

Units redeemed                                                 (1,139,980)         (5,215,059)          (511,520)
                                                             ----------------------------------------------------
Distributions to unit holders:
    Investment income - net                                       (64,289)           (143,159)           (90,094)
    Principal from investment transactions                         (5,576)           (407,259)          (192,094)
                                                             ----------------------------------------------------
    Total distributions                                           (69,865)           (550,418)          (282,188)
                                                             ----------------------------------------------------
Total increase (decrease) in net assets                        (3,051,557)         (4,682,208)        10,186,841

Net assets:
    Beginning of the period                                     5,646,716          10,328,924            142,083
                                                             ----------------------------------------------------
    End of the period                                       $   2,595,159       $   5,646,716      $  10,328,924
                                                             ====================================================
Distributable funds (deficit) at end of the period          $       9,156       $      (6,232)     $     182,827
                                                             ====================================================
Trust units:
    Beginning of the period                                       399,355             735,726             14,994
    Issued                                                          4,794              31,285            764,634
    Redeemed                                                     (129,732)           (367,656)           (43,902)
                                                             ----------------------------------------------------
    End of the period                                             274,417             399,355            735,726
                                                             ====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS





1.     ORGANIZATION

FT 1210, Basic Materials Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a portfolio of common stocks of companies engaged in the basic materials sector. The Trust was established on August 10, 2006, and has a mandatory termination date of August 10, 2011.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Fair Value Measurements - The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the security. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

    o  Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

    o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)


The valuation techniques used by the Trust to measure fair value during the year ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust's securities carried at fair value:


Valuation Inputs

Level 1--Quoted Price                                  $    2,586,003
Level 2--Other Significant Observable Inputs                        -
Level 3--Significant Unobservable Inputs                            -
                                                       --------------
Total                                                  $    2,586,003
                                                       ==============


Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

The Trust accounts for uncertain tax positions under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust has recognized no liabilities in connection with FIN 48 in the accompanying financial statements.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $9,830 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    NET UNREALIZED APPRECIATION (DEPRECIATION)

An analysis of net unrealized appreciation (depreciation) at July 31, 2009 follows:


                      Unrealized appreciation        $     160,224
                      Unrealized depreciation             (693,044)
                                                         ---------
                                                     $    (532,820)
                                                         =========

4.     OTHER INFORMATION

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended April 20, 2007 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     SUBSEQUENT EVENTS

In May 2009, Statement of Financial Accounting Standards No. 165, Assessment of Subsequent Events was issued, which establishes reporting requirements for subsequent events. Adopted by the Trust as of July 31, 2009, the Sponsor has evaluated the impact of all subsequent events on the Trust through November 27, 2009, the date of the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

6.     FINANCIAL HIGHLIGHTS

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The investment income (loss) - net and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                       August 10, 2006
                                                                                                      (Initial Date of
                                                                           Year ended July 31,           Deposit) to
                                                                           2009              2008       July 31, 2007
Dividend income                                                        $  0.272         $   0.303         $  0.271
Expenses                                                                 (0.033)           (0.027)          (0.146)
                                                                       --------------------------------------------
       Investment income (loss) - net                                     0.239             0.276            0.125

Distributions to unit holders:
    Investment income - net                                              (0.202)           (0.271)          (0.199)
    Principal from investment transactions                               (0.020)           (0.694)          (0.394)

Net gain (loss) on investments                                           (4.700)            0.790            5.031
                                                                       --------------------------------------------
       Total increase (decrease) in net assets                           (4.683)            0.101            4.563

Net assets:
    Beginning of the period                                              14.140            14.039            9.476
                                                                       --------------------------------------------

    End of the period                                                  $  9.457         $  14.140         $ 14.039
                                                                       ============================================

Total return                                                            (31.55)%            7.59 %          54.41 % *
Ratio of total expenses to average net assets                             0.35 %            0.19 %           1.15 % **
Ratio of investment income (loss) - net to
    average net assets                                                    2.53 %            1.90 %           0.96 % **


*   Not annualized.
** Exclusive of creation and development fees, the ratios of total expenses and net investment income to average net assets would have been 0.36% and 1.75%, respectively.

                                     FT 1210
                       BASIC MATERIALS PORTFOLIO, SERIES 5

                                    PART ONE
                 MUST BE ACCOMPANIED BY PART TWO AND PART THREE

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                     First Trust Portfolios L.P.
                                           120 East Liberty Drive, Suite 400
                                           Wheaton, Illinois  60187
                                           (800) 621-1675

              TRUSTEE:                     The Bank of New York Mellon
                                           101 Barclay Street
                                           New York, New York 10286

              LEGAL COUNSEL                Chapman and Cutler LLP
              TO SPONSOR:                  111 West Monroe Street
                                           Chicago, Illinois 60603

              LEGAL COUNSEL                Carter Ledyard & Milburn LLP
              TO TRUSTEE:                  2 Wall Street
                                           New York, New York 10005

              INDEPENDENT                  Deloitte & Touche LLP
              REGISTERED PUBLIC            111 South Wacker Drive
              ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3
                                  570,686 UNITS



PROSPECTUS
Part One
Dated November 30, 2009

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

THE TRUST

FT 1210, Homeland Security Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies that could benefit from increased homeland security and defense spending. At October 1, 2009, each Unit represented a 1/570,686 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At October 1, 2009, the Public Offering Price per Unit was $9.111 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.

------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     SPONSOR


                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3
             SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 1, 2009
                      SPONSOR: FIRST TRUST PORTFOLIOS L.P.
                      EVALUATOR: FIRST TRUST ADVISORS L.P.
                      TRUSTEE: THE BANK OF NEW YORK MELLON



GENERAL INFORMATION


Number of Units (rounded to the nearest whole unit)                     570,686
Fractional Undivided Interest in the Trust per Unit                   1/570,686

Public Offering Price:
    Aggregate Value of Securities in the Portfolio                   $5,058,115
    Aggregate Value of Securities per Unit                               $8.863
    Income and Principal cash (overdraft) in the Portfolio             $(14,369)
    Income and Principal cash (overdraft) per Unit                      $(0.025)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                              $0.273
    Public Offering Price per Unit                                       $9.111
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.273 less than the Public Offering Price per Unit)                $8.838

Date Trust Established                                          August 10, 2006
Mandatory Termination Date                                      August 10, 2011

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE UNIT HOLDERS OF FT 1210,
HOMELAND SECURITY PORTFOLIO, SERIES 3


We have audited the statement of assets and liabilities of FT 1210, Homeland Security Portfolio, Series 3 (the "Trust"), including the schedule of investments, as of July 31, 2009, and the related statements of operations and of changes in net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of FT 1210, Homeland Security Portfolio, Series 3, as of July 31, 2009, and the results of its operations and changes in its net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Chicago, Illinois
November 27, 2009

                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JULY 31, 2009


ASSETS

Securities, at fair value (cost, $5,652,742)                    $ 5,194,484
Cash                                                                  4,176
Dividends receivable                                                  2,413
Receivable from securities transactions                              22,579
                                                                  ---------
TOTAL ASSETS                                                    $ 5,223,652
                                                                  =========

LIABILITIES AND NET ASSETS

Accrued liabilities                                             $     5,057
Unit redemptions payable                                             19,701
                                                                  ---------
TOTAL LIABILITIES                                                    24,758
                                                                  ---------

Net assets, applicable to 612,307 outstanding units
  of fractional undivided interest:
    Cost of securities                                            5,652,742
    Net unrealized appreciation (depreciation)                     (458,258)
    Distributable funds (deficit), net of
       deferred sales charges of $280,617 and
       organization costs of $20,750                                  4,410
                                                                  ---------
NET ASSETS                                                        5,198,894
                                                                  ---------

TOTAL LIABILITIES AND NET ASSETS                                $ 5,223,652
                                                                  =========

Net asset value per unit                                        $     8.491
                                                                  =========




Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009


Number
of Shares      Name of Issuer of Equity Securities (1) (3)                  Value
               AEROSPACE AND DEFENSE - 42%
               ---------------------------
 2,452         Alliant Techsystems Inc.*                             $      193,022
 2,413         The Boeing Company                                           103,542
 6,377         Curtiss-Wright Corporation                                   210,632
 2,829         General Dynamics Corporation                                 156,698
 6,036         HEICO Corporation                                            222,910
 2,792         L-3 Communications Holdings, Inc.                            210,796
 2,301         Lockheed Martin Corporation                                  172,023
 5,697         Moog Inc. (Class A) *                                        153,591
 2,905         Northrop Grumman Corporation                                 129,505
 3,886         Oshkosh Truck Corporation                                    106,671
 4,187         Raytheon Company                                             196,580
 5,055         Teledyne Technologies Incorporated *                         165,450
 3,093         United Technologies Corporation                              168,476

               SIGNALS AND SURVEILLANCE - 12%
               ------------------------------
16,074         FLIR Systems, Inc.*                                          345,430
 7,584 (2)     NICE Systems Ltd. (ADR) *                                    207,650
 7,056         Verint Systems Inc.*                                          84,389

               SCREENING AND SCANNING - 23%
               ----------------------------
 5,131         American Science and Engineering, Inc.                       357,887
 5,282         Mine Safety Appliances Company                               148,371
10,640         OSI Systems, Inc.*                                           210,778
 8,226         STERIS Corporation                                           230,986
 5,017         Thermo Fisher Scientific Inc. *                              227,170

               IT AND SERVICES - 23%
               ---------------------
 3,810         CACI International Inc.*                                     176,022
10,942 (2)     Check Point Software Technologies Ltd. (ADR) *               292,042
 3,848         ITT Corp.                                                    190,091
 7,170         ManTech International Corporation *                          382,161
 7,696         SRA International, Inc.*                                     151,611
                                                                          ---------
               Total Securities (total cost $5,652,742) - 100%       $    5,194,484
                                                                          =========


                                                                         (Continued)




                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 10% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3) In October 2008, DRS Technologies Inc. was acquired for cash and subsequently removed from the portfolio. In December 2008, SI
         International Inc. was acquired for cash and subsequently removed from the portfolio.


*        This security is a non-income producing security.




See notes to financial statements.                                   (Concluded)


                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3

                            STATEMENTS OF OPERATIONS


                                                                                                       Period from
                                                                                                     August 10, 2006
                                                                                                    (Initial Date of
                                                                        Year ended July 31,            Deposit) to
                                                                     2009                2008         July 31, 2007
Dividend income                                             $      57,246       $      69,651      $      37,611

Expenses
    Trustee and other service fees                                 (9,734)            (10,420)           (12,196)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                          (3,531)             (6,034)            (4,128)
    Creation and development fees                                       -                   -            (51,005)
    Other expenses                                                 (4,315)             (5,452)            (6,933)
                                                            ----------------------------------------------------
    Total expenses                                                (17,580)            (21,906)           (74,262)
                                                            ----------------------------------------------------
       Investment income (loss) - net                              39,666              47,745            (36,651)

Net gain (loss) on investments:
    Net realized gain (loss)                                      (74,671)            862,159              9,101
    Change in net unrealized appreciation
       (depreciation)                                          (1,607,866)           (188,062)         1,337,670
                                                            ----------------------------------------------------
Net gain (loss) on investments                                 (1,682,537)            674,097          1,346,771
                                                            ----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $  (1,642,871)      $     721,842      $   1,310,120
                                                            ====================================================





See notes to financial statements.

                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                       Period from
                                                                                                     August 10, 2006
                                                                                                    (Initial Date of
                                                                       Year ended July 31,             Deposit) to
                                                                   2009               2008            July 31, 2007
Net increase (decrease) in net assets
   resulting from operations:
    Investment income (loss) - net                          $      39,666       $      47,745      $     (36,651)
    Net realized gain (loss) on investments                       (74,671)            862,159              9,101
    Change in net unrealized appreciation
       (depreciation) on investments                           (1,607,866)           (188,062)         1,337,670
                                                            -----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               (1,642,871)            721,842          1,310,120
                                                            -----------------------------------------------------
Units issued                                                      524,462           1,090,012         11,398,621
    Deferred sales charge                                               -                   -           (275,441)
    Organization costs                                                  -                 776            (21,091)
                                                            -----------------------------------------------------
    Total                                                         524,462           1,090,788         11,102,089
                                                            -----------------------------------------------------

Units redeemed                                                 (2,098,960)         (3,765,001)          (332,373)
                                                            -----------------------------------------------------
Distributions to unit holders:
    Investment income - net                                       (46,164)            (42,074)           (12,049)
    Principal from investment transactions                       (700,358)         (1,052,729)                 -
                                                            -----------------------------------------------------
    Total distributions                                          (746,522)         (1,094,803)           (12,049)
                                                            -----------------------------------------------------
Total increase (decrease) in net assets                        (3,963,891)         (3,047,174)        12,067,787

Net assets:
    Beginning of the period                                     9,162,785          12,209,959            142,172
                                                            -----------------------------------------------------
    End of the period                                       $   5,198,894       $   9,162,785      $  12,209,959
                                                            =====================================================
Distributable funds (deficit) at end of the period          $       4,410       $     (24,899)     $     (49,708)
                                                            =====================================================
Trust units:
    Beginning of the period                                       789,949           1,011,680             15,003
    Issued                                                         65,100              92,282          1,027,677
    Redeemed                                                     (242,742)           (314,013)           (31,000)
                                                            -----------------------------------------------------
    End of the period                                             612,307             789,949          1,011,680
                                                            =====================================================

Unit amounts are rounded to the nearest whole unit.
See notes to financialstatements.

                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3

                          NOTES TO FINANCIAL STATEMENTS





1.     ORGANIZATION

FT 1210, Homeland Security Portfolio, Series 3 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of companies that could benefit from increased homeland security and defense spending. The Trust was established on August 10, 2006, and has a mandatory termination date of August 10, 2011.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Fair Value Measurements - The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the security. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

    o  Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

    o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The valuation techniques used by the Trust to measure fair value during the year ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust's securities carried at fair value:


Valuation Inputs

Level 1--Quoted Price                                 $   5,194,484
Level 2--Other Significant Observable Inputs                      -
Level 3--Significant Unobservable Inputs                          -
                                                      -------------
Total                                                 $   5,194,484
                                                      =============


Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

The Trust accounts for uncertain tax positions under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust has recognized no liabilities in connection with FIN 48 in the accompanying financial statements.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $20,750, have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.     NET UNREALIZED APPRECIATION (DEPRECIATION)

An analysis of net unrealized appreciation (depreciation) at July 31, 2009 follows:


                      Unrealized appreciation         $     377,564
                      Unrealized depreciation              (835,822)
                                                         -----------
                                                      $    (458,258)
                                                         ===========

4.     OTHER INFORMATION

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended April 20, 2007 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     SUBSEQUENT EVENTS

In May 2009, Statement of Financial Accounting Standards No. 165, Assessment of Subsequent Events was issued, which establishes reporting requirements for subsequent events. Adopted by the Trust as of July 31, 2009, the Sponsor has evaluated the impact of all subsequent events on the Trust through November 27, 2009, the date of the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

6.     FINANCIAL HIGHLIGHTS

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The investment income (loss) - net total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                        Period from
                                                                                      August 10, 2006
                                                                                     (Initial Date of
                                                           Year ended July 31,         Deposit) to
                                                          2009              2008       July 31, 2007
Dividend income                                       $  0.083         $   0.074         $  0.057
Expenses                                                (0.025)           (0.023)          (0.112)
                                                      --------------------------------------------
       Investment income (loss) - net                    0.058             0.051           (0.055)

Distributions to unit holders:
    Investment income - net                             (0.066)           (0.044)          (0.015)
    Principal from investment transactions              (1.053)           (1.093)               -

Net gain (loss) on investments                          (2.047)            0.616            2.663
                                                      --------------------------------------------
       Total increase (decrease) in net assets          (3.108)           (0.470)           2.593

Net assets:
    Beginning of the period                             11.599            12.069            9.476
                                                      --------------------------------------------

    End of the period                                 $  8.491         $  11.599         $ 12.069
                                                      ============================================

Total return                                           (17.15)%            5.53 %          27.52 % *
Ratio of total expenses to average net assets            0.27 %            0.20 %           1.02 % **
Ratio of investment income (loss) - net to
    average net assets                                   0.61 %            0.43 %          (0.51)% **


*   Not annualized.
** Exclusive of creation and development fees, the ratios of total expenses and net investment income to average net assets would have been 0.32% and 0.19%, respectively.

                                     FT 1210
                      HOMELAND SECURITY PORTFOLIO, SERIES 3

                                    PART ONE
                 MUST BE ACCOMPANIED BY PART TWO AND PART THREE

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                      First Trust Portfolios L.P.
                                            120 East Liberty Drive, Suite 400
                                            Wheaton, Illinois 60187
                                            (800) 621-1675

              TRUSTEE:                      The Bank of New York Mellon
                                            101 Barclay Street
                                            New York, New York 10286

              LEGAL COUNSEL                 Chapman and Cutler LLP
              TO SPONSOR:                   111 West Monroe Street
                                            Chicago, Illinois 60603

              LEGAL COUNSEL                 Carter Ledyard & Milburn LLP
              TO TRUSTEE:                   2 Wall Street
                                            New York, New York 10005

              INDEPENDENT                   Deloitte & Touche LLP
              REGISTERED PUBLIC             111 South Wacker Drive
              ACCOUNTING FIRM:              Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5
                                  569,886 UNITS





PROSPECTUS
Part One
Dated November 30, 2009

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

THE TRUST

FT 1210, Precious Metals Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies in the precious metals industry. At October 1, 2009, each Unit represented a 1/569,886 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At October 1, 2009, the Public Offering Price per Unit was $11.704 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.

------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     SPONSOR


                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5
             SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 1, 2009
                      SPONSOR: FIRST TRUST PORTFOLIOS L.P.
                      EVALUATOR: FIRST TRUST ADVISORS L.P.
                      TRUSTEE: THE BANK OF NEW YORK MELLON



GENERAL INFORMATION

Number of Units (rounded to the nearest whole unit)                     569,886
Fractional Undivided Interest in the Trust per Unit                   1/569,886
Public Offering Price:
    Aggregate Value of Securities in the Portfolio                   $6,441,646
    Aggregate Value of Securities per Unit                              $11.303
    Income and Principal cash (overdraft) in the Portfolio              $27,979
    Income and Principal cash (overdraft) per Unit                       $0.049
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                              $0.352
    Public Offering Price per Unit                                      $11.704
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.352 less than the Public Offering Price per Unit)               $11.352

Date Trust Established                                          August 10, 2006
Mandatory Termination Date                                      August 10, 2011

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE UNIT HOLDERS OF FT 1210,
PRECIOUS METALS PORTFOLIO, SERIES 5


We have audited the statement of assets and liabilities of FT 1210, Precious Metals Portfolio, Series 5 (the "Trust"), including the schedule of investments, as of July 31, 2009, and the related statements of operations and of changes in net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of FT 1210, Precious Metals Portfolio, Series 5, as of July 31, 2009, and the results of its operations and changes in its net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Chicago, Illinois
November 27, 2009

                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JULY 31, 2009


ASSETS

Securities, at fair value (cost, $5,551,727)                     $ 6,301,741
Cash                                                                  35,718
                                                                   ---------
TOTAL ASSETS                                                     $ 6,337,459
                                                                   =========

LIABILITIES AND NET ASSETS

Accrued liabilities                                              $     5,014
                                                                   ---------
TOTAL LIABILITIES                                                      5,014
                                                                   ---------

Net assets, applicable to 611,574 outstanding units
   of fractional undivided interest:
    Cost of securities                                             5,551,727
    Net unrealized appreciation (depreciation)                       750,014
    Distributable funds (deficit), net of
       deferred sales charges of $759,193 and
       organization costs of $34,164                                  30,704
                                                                   ---------
NET ASSETS                                                         6,332,445
                                                                   ---------

TOTAL LIABILITIES AND NET ASSETS                                 $ 6,337,459
                                                                   =========

Net asset value per unit                                         $    10.354
                                                                   =========




Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009



 Number
 of Shares        Name of Issuer of Equity Securities (1)                 Value

 6,197  (2)       Agnico-Eagle Mines Limited                        $   362,834
 9,777  (2)       Anglo American Plc (ADR)                              157,605
 4,616  (2)       AngloGold Ashanti Limited (ADR)                       180,947
 7,149  (2)       Barrick Gold Corporation                              249,500
 4,329  (3)       Coeur d'Alene Mines Corporation*                       61,472
15,723  (2)       Compania de Minas Buenaventura S.A. (ADR)             409,584
49,966  (2)       Eldorado Gold Corporation *                           499,660
 4,302            Freeport-McMoRan Copper & Gold, Inc. (Class B)        259,411
16,241  (2)       Gammon Gold Inc.*                                     113,362
10,943  (2)       Gold Fields Limited                                   131,973
18,004  (2)       Goldcorp, Inc.                                        678,571
17,071  (2)       Harmony Gold Mining Company Limited (ADR)*            158,077
52,941  (2)       IAMGOLD Corporation                                   559,057
36,296  (2)       Kinross Gold Corporation                              712,853
 4,382            Newmont Mining Corporation                            181,196
10,825  (2)       Pan American Silver Corporation *                     213,361
10,074  (2)       Randgold Resources Limited (ADR)                      625,797
23,042  (2)       Silver Wheaton Corporation *                          211,526
23,161            Stillwater Mining Company *                           154,947
40,043  (2)       Yamana Gold Inc.                                      380,008
                                                                    -----------
                  Total Securities (total cost $5,551,727) - 100%   $ 6,301,741
                                                                    ===========


                                                                     (Continued)

                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                  JULY 31, 2009


(1) Percentages are calculated based on net assets. Securities of companies headquartered outside of the United States of America comprise approximately 89% of the net assets of the Trust.

(2) This security represents the common stock of a foreign company which trades directly or through an American Depository Receipt ("ADR") on a U.S. national securities exchange.

(3)      The number of shares reflects the effect of a 1 for 10 stock split.


*        This security is a non-income producing security.







See notes to financial statements.                                   (Concluded)

                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5

                            STATEMENTS OF OPERATIONS


                                                                                                        Period from
                                                                                                      August 10, 2006
                                                                                                      (Initial Date of
                                                                          Year ended July 31,           Deposit) to
                                                                       2009                2008        July 31, 2007
Dividend income (net of foreign taxes withheld of $2,736,
    $3,553 and $3,314 in 2009, 2008 and 2007                  $      30,110       $      65,495      $     100,068
    respectively)

Expenses
    Trustee and other service fees                                  (10,770)            (17,203)           (22,830)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                            (3,689)             (9,574)           (10,229)
Creation and development fees                                             -                   -           (108,055)
Other expenses                                                       (4,311)             (5,857)           (10,421)
                                                              -----------------------------------------------------
    Total expenses                                                  (18,770)            (32,634)          (151,535)
                                                              -----------------------------------------------------
       Investment income (loss) - net                                11,340              32,861            (51,467)

Net gain (loss) on investments:
    Net realized gain (loss)                                       (589,410)          2,754,031            232,950
    Change in net unrealized appreciation
       (depreciation)                                              (579,791)            452,630            877,175
                                                              -----------------------------------------------------
                                                                 (1,169,201)          3,206,661          1,110,125
                                                              -----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                                 $  (1,157,861)      $   3,239,522      $   1,058,658
                                                              =====================================================





See notes to financial statements.



                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                         Period from
                                                                                                       August 26, 2006
                                                                                                      (Initial Date of
                                                                        Year ended July 31,              Deposit) to
                                                                     2009                2008           July 31, 2007
Net increase (decrease) in net assets
   resulting from operations:
    Investment income (loss) - net                          $      11,340       $      32,861      $     (51,467)
    Net realized gain (loss) on investments                      (589,410)          2,754,031            232,950
    Change in net unrealized appreciation
       (depreciation) on investments                             (579,791)            452,630            877,175
                                                            -----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               (1,157,861)          3,239,522          1,058,658
                                                            -----------------------------------------------------

Units issued                                                        9,428             806,330         22,464,848
    Deferred sales charge                                               -                   -           (754,018)
    Organization costs                                                  -                 200            (33,929)
                                                            -----------------------------------------------------
    Total                                                           9,428             806,530         21,676,901
                                                            -----------------------------------------------------

Units redeemed                                                 (2,042,955)        (10,721,866)        (5,525,665)
                                                            -----------------------------------------------------
Distributions to unit holders:
    Investment income - net                                       (12,378)            (26,644)           (60,106)
    Principal from investment transactions                              -          (1,053,268)                 -
                                                            -----------------------------------------------------
    Total distributions                                           (12,378)         (1,079,912)           (60,106)
                                                            -----------------------------------------------------
Total increase (decrease) in net assets                        (3,203,766)         (7,755,726)        17,149,788

Net assets:
    Beginning of the period                                     9,536,211          17,291,937            142,149
                                                            -----------------------------------------------------
    End of the period                                       $   6,332,445       $   9,536,211      $  17,291,937
                                                            =====================================================
Distributable funds (deficit) at end of the period          $      30,704       $      16,880      $      44,184
                                                            =====================================================
Trust units:
    Beginning of the period                                       868,837           1,707,981             15,001
    Issued                                                          1,402              70,682          2,248,577
    Redeemed                                                     (258,665)           (909,826)          (555,597)
                                                            -----------------------------------------------------
    End of the period                                             611,574             868,837          1,707,981
                                                            =====================================================


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5

                          NOTES TO FINANCIAL STATEMENTS




1.     ORGANIZATION

FT 1210, Precious Metals Portfolio, Series 5 (the "Trust") is a unit investment trust consisting of a diversified portfolio of common stocks issued by companies in the precious metals industry. The Trust was established on August 10, 2006, and has a mandatory termination date of August 10, 2011.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Fair Value Measurements - The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the security. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

    o  Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

    o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The valuation techniques used by the Trust to measure fair value during the year ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust's securities carried at fair value:


Valuation Inputs

Level 1--Quoted Price                               $   6,301,741
Level 2--Other Significant Observable Inputs                    -
Level 3--Significant Unobservable Inputs                        -
                                                    -------------
Total                                               $   6,301,741
                                                    =============


Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

The Trust accounts for uncertain tax positions under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust has recognized no liabilities in connection with FIN 48 in the accompanying financial statements.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $34,164 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.     NET UNREALIZED APPRECIATION (DEPRECIATION)

An analysis of net unrealized appreciation (depreciation) at July 31, 2009 follows:


                      Unrealized appreciation      $   1,523,819
                      Unrealized depreciation           (773,805)
                                                   -------------
                                                   $     750,014
                                                   =============


4.     OTHER INFORMATION

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended April 20, 2007 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     SUBSEQUENT EVENTS

In May 2009, Statement of Financial Accounting Standards No. 165, Assessment of Subsequent Events was issued, which establishes reporting requirements for subsequent events. Adopted by the Trust as of July 31, 2009, the Sponsor has evaluated the impact of all subsequent events on the Trust through November 27, 2009, the date of the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

6.     FINANCIAL HIGHLIGHTS

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The investment income (loss) - net and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                         Period from
                                                                                                       August 10, 2006
                                                                                                      (Initial Date of
                                                                             Year ended July 31,         Deposit) to
                                                                           2009              2008        July 31, 2007
Dividend income                                                        $  0.043         $   0.053         $  0.066
Expenses                                                                 (0.027)           (0.027)          (0.100)
                                                                       --------------------------------------------
       Investment income (loss) - net                                     0.016             0.026           (0.034)

Distributions to unit holders:
    Investment income - net                                              (0.017)           (0.024)          (0.041)
    Principal from investment transactions                                    -            (0.841)               -

Net gain (loss) on investments                                           (0.621)            1.691            0.723
                                                                       --------------------------------------------
       Total increase (decrease) in net assets                           (0.622)            0.852            0.648

Net assets:
    Beginning of the period                                              10.976            10.124            9.476
                                                                       --------------------------------------------

    End of the period                                                  $ 10.354         $  10.976         $ 10.124

                                                                       ============================================

Total return                                                             (5.51)%           16.96 %           7.27 % *
Ratio of total expenses to average net assets                             0.31 %            0.24 %           1.14 % **
Ratio of investment income (loss) - net to
    average net assets                                                    0.18 %            0.24 %          (0.39)% **


*   Not annualized.
** Exclusive of creation and development fees, the ratios of total expenses and net investment income to average net assets would have been 0.33% and 0.42%, respectively.

                                     FT 1210
                       PRECIOUS METALS PORTFOLIO, SERIES 5

                                    PART ONE
                 MUST BE ACCOMPANIED BY PART TWO AND PART THREE

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                   First Trust Portfolios L.P.
                                         120 East Liberty Drive, Suite 400
                                         Wheaton, Illinois 60187
                                         (800) 621-1675

              TRUSTEE:                   The Bank of New York Mellon
                                         101 Barclay Street
                                         New York, New York 10286

              LEGAL COUNSEL              Chapman and Cutler LLP
              TO SPONSOR:                111 West Monroe Street
                                         Chicago, Illinois 60603

              LEGAL COUNSEL              Carter Ledyard & Milburn LLP
              TO TRUSTEE:                2 Wall Street
                                         New York, New York 10005

              INDEPENDENT                Deloitte & Touche LLP
              REGISTERED PUBLIC          111 South Wacker Drive
              ACCOUNTING FIRM:           Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12
                                  784,446 UNITS





PROSPECTUS
Part One
Dated November 30, 2009

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

THE TRUST

FT 1210, Utilities Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of electric and natural gas companies. At October 1, 2009, each Unit represented a 1/784,446 undivided interest in the principal and net income of the Trust (see "The FT Series" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor, First Trust Portfolios L.P., in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.00% of the Public Offering Price (3.093% of the net amount invested) including Income and Principal cash. At October 1, 2009, the Public Offering Price per Unit was $8.560 (see "Public Offering" in Part Two). The minimum purchase is $1,000 ($500 for Individual Retirement Accounts or other qualified retirement plans).

        Please retain all parts of this Prospectus for future reference.


------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                           FIRST TRUST PORTFOLIOS L.P.
                                     SPONSOR


                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12
             SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 1, 2009
                      SPONSOR: FIRST TRUST PORTFOLIOS L.P.
                      EVALUATOR: FIRST TRUST ADVISORS L.P.
                      TRUSTEE: THE BANK OF NEW YORK MELLON



GENERAL INFORMATION


Number of Units (rounded to the nearest whole unit)                     784,446
Fractional Undivided Interest in the Trust per Unit                   1/784,446

Public Offering Price:
    Aggregate Value of Securities in the Portfolio                   $6,513,867
    Aggregate Value of Securities per Unit                               $8.304
    Income and Principal cash (overdraft) in the Portfolio               $(734)
    Income and Principal cash (overdraft) per Unit                     $(0.001)
    Sales Charge 3.093% (3.00% of Public Offering Price,
       including Income and Principal cash)                              $0.257
    Public Offering Price per Unit                                       $8.560
Redemption Price and Sponsor Repurchase Price per Unit
    ($0.257 less than the Public Offering Price per Unit)                $8.303

Date Trust Established                                          August 10, 2006
Mandatory Termination Date                                      August 10, 2011

Portfolio supervision, bookkeeping, administrative and evaluation fees are $0.0080 per Unit annually.

Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day on which it is open.

Trustee's Annual Fee:  $0.0096 per Unit.

Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.

Income Distribution Record Date: Fifteenth day of each month.

Income Distribution Date:  Last day of each month.

A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Income and Capital Distributions" in Part Two.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE UNIT HOLDERS OF FT 1210,
UTILITIES PORTFOLIO, SERIES 12


We have audited the statement of assets and liabilities of FT 1210, Utilities Portfolio, Series 12 (the "Trust"), including the schedule of investments, as of July 31, 2009, and the related statements of operations and of changes in net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trust's Sponsor, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2009, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of FT 1210, Utilities Portfolio, Series 12, as of July 31, 2009, and the results of its operations and changes in its net assets for each of the two years then ended and for the period from August 10, 2006 (Initial Date of Deposit) to July 31, 2007, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Chicago, Illinois
November 27, 2009

                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12

                       STATEMENT OF ASSETS AND LIABILITIES

                                  JULY 31, 2009


ASSETS

Securities, at fair value (cost, $7,897,098)                        $ 6,701,633
Cash                                                                      8,300
Dividends receivable                                                     14,884
                                                                      ---------
TOTAL ASSETS                                                        $ 6,724,817
                                                                      =========
LIABILITIES AND NET ASSETS

Accrued liabilities                                                 $     6,274
Unit redemptions payable                                                  8,786
Payable for securities purchased                                          1,008
                                                                      ---------
TOTAL LIABILITIES                                                        16,068
                                                                      ---------
Net assets, applicable to 814,588 outstanding units
   of fractional undivided interest:
    Cost of securities                                                7,897,098
    Net unrealized appreciation (depreciation)                        1,195,465)
    Distributable funds (deficit), net of deferred sales charges
       of $503,890 and organization costs of $30,530                      7,116
                                                                      ---------
NET ASSETS                                                            6,708,749
                                                                      ---------
TOTAL LIABILITIES AND NET ASSETS                                    $ 6,724,817
                                                                      =========
Net asset value per unit                                            $     8.236
                                                                      =========




Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12

                             SCHEDULE OF INVESTMENTS

                                  JULY 31, 2009


Number
of Shares     Name of Issuer of Equity Securities (1)                    Value

              ELECTRIC UTILITY - 63%
              ----------------------
 6,115        Ameren Corporation                                  $      155,504
12,541        Cleco Corporation                                          297,096
 7,773        Dominion Resources, Inc.                                   262,727
11,193        DPL Inc.                                                   268,072
10,364        Duke Energy Corporation                                    160,435
 3,887        Entergy Corporation                                        312,243
 5,286        Exelon Corporation                                         268,846
 5,441        FirstEnergy Corp                                           224,169
 7,048        FPL Group, Inc.                                            399,410
12,334        MDU Resources Group, Inc.                                  248,283
 9,794        NSTAR                                                      314,387
10,934        Otter Tail Corporation                                     254,872
 7,048        Pinnacle West Capital Corporation                          225,254
 8,913        PPL Corporation                                            301,170
 7,721        SCANA Corporation                                          272,938
 9,224        The Southern Company                                       289,634

              NATURAL GAS - 36%
              -----------------
 8,395        AGL Resources Inc.                                         282,240
10,675        Atmos Energy Corporation                                   289,933
 8,602        EQT Corporation                                            330,145
                  (formerly Equitable Resources, Inc.)
 7,307        Energen Corporation                                        301,925
 8,032        National Fuel Gas Company                                  325,939
 7,981        ONEOK, Inc.                                                264,171
 6,944        Questar Corporation                                        229,638
 5,182        Spectra Energy Corporation                                  95,142
12,385        UGI Corporation                                            327,460
                                                                  --------------
              Total Securities (total cost $7,897,098) - 99%      $    6,701,633
                                                                  ==============

(1) Percentages are calculated based on net assets. All companies are headquartered in the United States of America.

                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12

                            STATEMENTS OF OPERATIONS


                                                                                                      Period from
                                                                                                     August 10, 2006
                                                                                                    (Initial Date of
                                                                        Year ended July 31,           Deposit) to
                                                                     2009                2008        July 31, 2007
Dividend income                                             $     328,123       $     492,483      $     364,588

Expenses
    Trustee and other service fees                                (13,230)            (15,626)           (18,666)
    Portfolio supervision, bookkeeping,
       administrative and evaluation fees                          (4,851)             (9,739)            (7,651)
    Creation and development fees                                       -                   -            (90,029)
    Other expenses                                                 (5,181)             (7,200)           (10,854)
                                                            -----------------------------------------------------
    Total expenses                                                (23,262)            (32,565)          (127,200)
                                                            -----------------------------------------------------
       Investment income (loss) - net                             304,861             459,918            237,388

Net gain (loss) on investments:
    Net realized gain (loss)                                     (600,778)            769,549            100,479
    Change in net unrealized appreciation
       (depreciation)                                          (2,139,007)            429,740            513,802
                                                            -----------------------------------------------------
Net gain (loss) on investments                                 (2,739,785)          1,199,289            614,281
                                                            -----------------------------------------------------
Net increase (decrease) in net assets
    resulting from operations                               $  (2,434,924)      $   1,659,207      $     851,669
                                                            =====================================================




See notes to financial statements.

                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                       Period from
                                                                                                     August 10, 2006
                                                                                                    (Initial Date of
                                                                        Year ended July 31,            Deposit) to
                                                                     2009                2008         July 31, 2007
Net increase (decrease) in net assets
   resulting from operations:
    Investment income (loss) - net                          $     304,861       $     459,918      $     237,388
    Net realized gain (loss) on investments                      (600,778)            769,549            100,479
    Change in net unrealized appreciation
       (depreciation) on investments                           (2,139,007)            429,740            513,802
                                                             ----------------------------------------------------
    Net increase (decrease) in net assets
       resulting from operations                               (2,434,924)          1,659,207            851,669
                                                             ----------------------------------------------------

Units issued                                                      144,499             634,295         19,174,664
    Deferred sales charge                                               -                   -           (498,717)
    Organization costs                                                  -                 954            (31,049)
                                                             ----------------------------------------------------
    Total                                                         144,499             635,249         18,644,898
                                                             ----------------------------------------------------

Units redeemed                                                 (2,714,391)         (7,806,374)          (712,738)
                                                             ----------------------------------------------------
Distributions to unit holders:
    Investment income - net                                      (303,833)           (438,013)          (351,531)
    Principal from investment transactions                              -            (607,053)                 -
                                                             ----------------------------------------------------
    Total distributions                                          (303,833)         (1,045,066)          (351,531)
                                                             ----------------------------------------------------
Total increase (decrease) in net assets                        (5,308,649)         (6,556,984)        18,432,298

Net assets:
    Beginning of the period                                    12,017,398          18,574,382            142,084
                                                            -----------------------------------------------------
    End of the period                                       $   6,708,749       $  12,017,398      $  18,574,382
                                                            =====================================================
Distributable funds (deficit) at end of the period          $       7,116       $      (5,825)     $     (70,647)
                                                            =====================================================
Trust units:
    Beginning of the period                                     1,137,417           1,795,762             14,994
    Issued                                                         17,842              58,422          1,844,042
    Redeemed                                                     (340,671)           (716,767)           (63,274)
                                                            -----------------------------------------------------
    End of the period                                             814,588           1,137,417          1,795,762
                                                            =====================================================


Unit amounts are rounded to the nearest whole unit.
See notes to financial statements.

                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12

                          NOTES TO FINANCIAL STATEMENTS



1.     ORGANIZATION

FT 1210, Utilities Portfolio, Series 12 (the "Trust") is a unit investment trust consisting of a diversified portfolio containing common stocks of electric and natural gas companies. The Trust was established on August 10, 2006, and has a mandatory termination date of August 10, 2011.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation - The financial statements are presented on the accrual basis of accounting.

Security valuation - Securities are stated at fair value as reported by First Trust Advisors L.P. (the "Evaluator"), an affiliate of First Trust Portfolios L.P. (the "Sponsor"), and as determined generally based on the closing sale prices of listed equity securities or, if no closing sale price is available, then the closing bid price, and the closing bid prices of over-the-counter traded equity securities. If the closing bid price is unavailable, the valuation is generally determined a) on the basis of current bid prices for comparable securities, b) by appraising the value of the securities on the bid side of the market, or c) by any combination of the above.

Fair Value Measurements - The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the security. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including the technique or pricing model used to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

    o  Level 1 - quoted prices in active markets for identical investments

    o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

    o Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The valuation techniques used by the Trust to measure fair value during the year ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust's securities carried at fair value:


Valuation Inputs

Level 1--Quoted Price                               $    6,701,633
Level 2--Other Significant Observable Inputs                     -
Level 3--Significant Unobservable Inputs                         -
                                                    --------------
Total                                               $    6,701,633
                                                    ==============


Dividend income - Dividends are recognized on the ex-dividend date.

Security cost - Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in the Trust. The cost of securities sold is determined using the average cost method. Securities transactions are recorded on the trade date.

Federal income taxes - The Trust is not taxable for federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for federal income taxes.

The Trust accounts for uncertain tax positions under Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 is effective for fiscal years beginning after December 15, 2006. The Trust has recognized no liabilities in connection with FIN 48 in the accompanying financial statements.

Expenses of the Trust - The Trust pays a fee for Trustee services of $0.0096 per annum per unit, and an annual fee for portfolio supervision, bookkeeping, administrative and evaluation services to the Evaluator of $0.0080 per unit. The Trust incurs expenses of the Trustee according to its responsibilities under the Trust Indenture. The Trust may incur other miscellaneous expenses.

The Trust paid a creation and development fee of $0.050 per Unit at the end of the initial offering period, which compensated the Sponsor for creating and developing the Trust.

Organization costs - The Public Offering Price paid by unit holders included an amount sufficient to pay for all or a portion of the costs incurred in establishing the Trust, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $30,530 have been paid.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    NET UNREALIZED APPRECIATION (DEPRECIATION)

An analysis of net unrealized appreciation (depreciation) at July 31, 2009 follows:


                      Unrealized appreciation          $      43,538
                      Unrealized depreciation             (1,239,003)
                                                          -----------
                                                       $  (1,195,465)
                                                          ===========

4.     OTHER INFORMATION

Cost to investors - The cost to initial investors of units of the Trust was based on the aggregate underlying value of the securities on the date of an investor's purchase, plus any cash, dividends receivable, and the maximum sales charge of 4.95% of the Public Offering Price (equivalent to approximately 5.00% of the net amount invested). The maximum sales charge consists of the initial up-front sales charge of $0.100 per unit, the deferred sales charge of $0.345 per unit which was paid to the Sponsor over a three-month period ended April 20, 2007 and the creation and development fee.

Distributions to unit holders - Income distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of each month. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $0.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

5.     SUBSEQUENT EVENTS

In May 2009, Statement of Financial Accounting Standards No. 165, Assessment of Subsequent Events was issued, which establishes reporting requirements for subsequent events. Adopted by the Trust as of July 31, 2009, the Sponsor has evaluated the impact of all subsequent events on the Trust through November 27, 2009, the date of the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

6.     FINANCIAL HIGHLIGHTS

Dividend income, Expenses, and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during the period. Distributions to unit holders, if any, per unit reflect the Trust's actual distributions during the period. The Net gain (loss) on investments per unit includes the effects of changes arising from the issuance and/or redemption of units during the period at net asset values which differed from the net asset value per unit at the beginning of the period. Total return does not include reinvestment of distributions. The investment income (loss) - net and total expense ratios are computed based upon the quarterly weighted average net assets for the Trust.

                                                                                                        Period from
                                                                                                       August 10, 2006
                                                                                                      (Initial Date of
                                                                           Year ended July 31,           Deposit) to
                                                                         2009              2008         July 31, 2007
Dividend income                                                        $  0.344         $   0.347         $  0.305
Expenses                                                                 (0.024)           (0.023)          (0.107)
                                                                       --------------------------------------------
       Investment income (loss) - net                                     0.320             0.324            0.198
Distributions to unit holders:
    Investment income - net                                              (0.318)           (0.307)          (0.276)
    Principal from investment transactions                                    -            (0.405)               -

Net gain (loss) on investments                                           (2.332)            0.611            0.945
                                                                       --------------------------------------------
       Total increase (decrease) in net assets                           (2.330)            0.223            0.867

Net assets:
    Beginning of the period                                              10.566            10.343            9.476
                                                                       --------------------------------------------

    End of the period                                                  $  8.236         $  10.566         $ 10.343
                                                                       ============================================

Total return                                                            (19.04)%            9.04 %          12.06 % *
Ratio of total expenses to average net assets                             0.28 %            0.21 %           1.06 % **
Ratio of investment income (loss) - net to
    average net assets                                                    3.72 %            3.01 %           1.97 % **


*   Not annualized.
** Exclusive of creation and development fees, the ratios of total expenses and net investment income to average net assets would have been 0.32% and 2.71%, respectively.

                                     FT 1210
                         UTILITIES PORTFOLIO, SERIES 12

                                    PART ONE
                 MUST BE ACCOMPANIED BY PART TWO AND PART THREE

                               -------------------
                               P R O S P E C T U S
                               -------------------


              SPONSOR:                     First Trust Portfolios L.P.
                                           120 East Liberty Drive, Suite 400
                                           Wheaton, Illinois 60187
                                           (800) 621-1675

              TRUSTEE:                     The Bank of New York Mellon
                                           101 Barclay Street
                                           New York, New York 10286

              LEGAL COUNSEL                Chapman and Cutler LLP
              TO SPONSOR:                  111 West Monroe Street
                                           Chicago, Illinois 60603

              LEGAL COUNSEL                Carter Ledyard & Milburn LLP
              TO TRUSTEE:                  2 Wall Street
                                           New York, New York 10005

              INDEPENDENT                  Deloitte & Touche LLP
              REGISTERED PUBLIC            111 South Wacker Drive
              ACCOUNTING FIRM:             Chicago, Illinois 60606


This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                FT SERIES

PROSPECTUS                                   NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                             ONLY BE USED WITH PART ONE
Dated November 30, 2009                                          AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs"), U.S. Treasury zero coupon bonds ("Treasury Obligations"), corporate debt obligations ("Corporate Bonds") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-1675

                           Table of Contents

The FT Series                                            3
Risk Factors                                             3
Public Offering                                          6
Distribution of Units                                    7
The Sponsor's Profits                                    8
The Secondary Market                                     8
How We Purchase Units                                    8
Expenses and Charges                                     8
Tax Status                                               9
Retirement Plans                                        14
Rights of Unit Holders                                  15
Income and Capital Distributions                        15
Redeeming Your Units                                    16
Removing Securities from a Trust                        17
Amending or Terminating the Indenture                   18
Information on the Sponsor, Trustee,
   FTPS Unit Servicing Agent and Evaluator              18
Other Information                                       20

                       The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special
Situations Trust. See Part One for a description of the series and Trusts for which this Part Two prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York as Trustee, FTP Services LLC ("FTPS") as FTPS Unit Servicing Agent for certain Trusts, as set forth in Part One, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds, Treasury Obligations, Corporate Bonds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "Portfolios-Objectives" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances to satisfy Trust obligations, to meet redemption requests and, as described in "Removing Securities from a Trust," to maintain the sound investment character of a Trust, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                       Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons, including the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

The value of the Treasury Obligations will be adversely affected by decreases in bond prices and increases in interest rates. Zero coupon bonds do not provide for the payment of any current interest. The buyer receives only the right to receive a final payment of the face amount of the bond at its maturity. Zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are bonds of comparable quality that pay interest currently.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Distributions. There is no guarantee that the issuers of the Equity Securities and REITs will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future or that the issuers of the Corporate Bonds and Trust Preferred Securities will be able to satisfy their interest payment obligations in the future. Also, as a result of changing interest rates, refundings, sales or defaults of the underlying securities held by the Closed-End Funds, and other factors, there is no guarantee that distributions will remain at current levels or increase over time.

Because the Treasury Obligations pay no interest until their maturity, Equity Securities may have to be sold to pay Trust expenses or meet redemption requests. As the Treasury Obligations ensure that certain Trusts will be able to provide $10 per Unit at such Trust's termination, they will not be sold to pay expenses of that Trust or to meet redemption requests unless their sale will not reduce the per Unit termination value below $10. The sale of a portion of the Equity Securities in these situations will reduce the capital appreciation potential of such Trust. In addition, although the Treasury Obligations pay no interest until they mature, they are deemed for federal income tax purposes to have been issued with original issue discount which accrues on a daily basis over their life. Each year you must include as part of your taxable income the amount of any accreted original issue discount on the Treasury Obligations. Therefore, you will be taxed on the Treasury Obligations even prior to receiving any cash distributions. See "Tax Status" for further information.

Termination Value. If your Trust has been designed to return to investors at least $10 per Unit only at termination and you redeem or sell your Units prior to termination of your Trust, the amount you will receive will be affected by the values at that time of the Treasury Obligations and of the Equity Securities, and you may receive less than $10 per Unit.

Preferred Stocks. Certain of the Trusts may contain preferred stocks. Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a company and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events. Trust preferred securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore are subject to greater credit risk than those debt instruments.

Investment Grade Bonds. The value of investment grade bonds will decline with increases in interest rates, not only because interest rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments on its bonds.

High-Yield Securities. Certain of the Securities held by certain Trusts are, or invest a majority of their assets in securities rated below investment grade by one or more rating agencies. These Securities are considered high-yield or "junk" securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

High-yield securities or "junk" bonds, the generic names for bonds rated below "BBB-" by Standard & Poor's or below "Baa3" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Obligations rated below "BBB-" should be considered speculative as these ratings indicate a quality of less than investment grade and therefore carry an increased risk of default as compared to investment grade issues. Because high-yield bonds are generally subordinated obligations and are perceived by investors to be riskier than higher rated bonds, their prices tend to fluctuate more than higher rated bonds and are affected by short-term credit developments to a greater degree.

The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. Closed-end funds are actively managed investment companies which invest in various types of securities. Closed-end funds issue shares of common stock that are traded on a securities exchange. Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain of the Closed-End Funds included in certain Trusts may employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

REITs. Certain Trusts may contain securities issued by REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Income/Royalty Trusts. Income/royalty trusts in which a Trust invests are generally equity investments and thus share many of the risks inherent in investing in equity securities. In many circumstances, the income/royalty trusts in which a Trust invests have limited operating histories. The value of income/royalty trusts in which a Trust invests may be influenced by factors that are not within such Trust's control, including the financial performance of the respective issuers, interest rates, exchange rates, commodity prices (which will vary and are determined by supply and demand factors, including weather and general economic and political conditions), the hedging policies employed by such issuers, issues relating to the regulation of the energy industry and operational risks relating to the energy industry.

Income/royalty trusts are also subject to the following risks:

- Lack of diversification. The income/royalty trusts in which a Trust invests tend to be heavily invested in real estate, oil and gas, pipelines and other infrastructure.

- Potential sacrifice of growth. Potential growth may be sacrificed because revenue is passed on to unit holders, rather than reinvested in the business.

- No guarantees. Income/royalty trusts generally do not guarantee minimum distributions or even return of capital. If the assets underlying an income/royalty trust do not perform as expected, the income/royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the income/royalty trust and general economic conditions.

- Potential for tax recharacterization or changes. The current Canadian tax treatment of certain income/royalty trusts not treated as corporations that allows income to flow through to investors and be taxed only at the individual level could be challenged under existing Canadian tax laws, or such tax laws could change. Conversely, there may be a risk of recharacterization to such flow-through treatment for U.S. tax purposes. On June 22, 2007, the Canadian Senate passed into law the Tax Fairness Plan, which included a tax on distributions paid by income/royalty trusts. For those income/royalty trusts that begin public trading after October 31, 2006, the application of the distribution tax commenced in 2007. For income/royalty trusts that began public trading before November 1, 2006, the distribution tax will apply beginning in 2011. The distribution tax could have a material impact on the current market value of all income/royalty trusts.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the value of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the value of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

Small-Cap Companies. Certain of the Securities in certain Trusts are issued by companies which have been designated by the Sponsor as small-cap. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

                      Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate offering side evaluation of the Treasury Obligations;

- The aggregate underlying value of the Securities (except the Treasury Obligations);

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934, as amended.

Sales Charge.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Treasury Obligations will be determined on the basis of current offering prices.

The aggregate underlying value of the Securities (except the Treasury Obligations) in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The NASDAQ Stock Market(R), their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation, as may be the case with certain foreign Securities listed on a foreign securities exchange). For purposes of valuing Securities traded on The NASDAQ Stock Market(R), closing sale price shall mean the NASDAQ(R) Official Closing Price as determined by The NASDAQ Stock Market LLC. However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, or if available but determined by the Evaluator to not be appropriate, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of this Trust and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing trading or purchasing trading systems to process Unit trades. Payments of such additional compensation, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including the Trust, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                   The Sponsor's Profits

We will receive a gross sales commission equal to the sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                   The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                   How We Purchase Units

The Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                   Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess, other than for excess annual audit costs. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use. In addition, investors will also indirectly pay a portion of the expenses of any underlying Closed-End Funds.

First Trust Advisors L.P., an affiliate of ours, acts as Portfolio Supervisor and Evaluator and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. Legal and regulatory filing fees and expenses associated with updating a Trust's registration statement yearly are also chargeable to the Trusts. As authorized by the Indenture, the Trustee may employ a subsidiary or affiliate of the Trustee to act as broker to execute certain transactions for a Trust. Each Trust will pay for such services at standard commission rates

FTP Services LLC, an affiliate of ours, acts as FTPS Unit Servicing Agent to certain Trusts, as set forth in Part One, with respect to such

Trust's FTPS Units. Fund/SERV Units are Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. In all other respects, FTPS Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the FTPS Units.

The fees payable to First Trust Advisors L.P., FTP Services LLC, Securities Evaluation Service, Inc. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing services to all unit investment trusts be more than the actual cost of providing such services in such year.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust;

- Foreign custodial and transaction fees (which may include compensation paid to the Trustee or its subsidiaries or affiliates), if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status." However, for certain Trusts, Treasury Obligations will not be sold to pay expenses unless their sale will not reduce the per Unit termination value below $10.

Each Trust will be audited annually, so long as we are making a secondary market for Units. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit. Otherwise, each Trust will pay for the audit. You may request a copy of the audited financial statements from the Trustee.

                        Tax Status

Federal Tax Matters.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Grantor Trusts

The following discussion applies to each Trust except a REIT Series.

Assets of the Trusts.

Each Trust is expected to hold one or more of the following: (i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, (ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes, (iii) Trust Preferred Securities and debt obligations of corporations and Treasury Obligations (collectively, the "Debt Obligations") that are treated as debt for federal income tax purposes; and/or (iv) shares (the "RIC Shares") in funds qualifying as regulated investment companies ("RICs") that are treated as interests in regulated investment companies for federal income tax purposes.

It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by a Trust constitute the "Trust Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Trust Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of the Trust Assets.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, if the Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, interest, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of accruals of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2011.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the REIT Shares or the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. In limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is generally not available for dividends from most foreign corporations or from REITs or RICs. However, certain dividends on the RIC Shares that are attributable to dividends received by the RIC itself from certain domestic corporations may be designated by the RIC as being eligible for the dividends received deduction. Because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been issued with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. Your basis of each Debt Obligation that was issued with original issue discount must be increased as original issue discount accrues.

Some of the Debt Obligations may give their issuers a right to defer payments on the Debt Obligations. Such Debt Obligations are subject to special treatment under the original issue discount rules. Among other things, this treatment may result in you being required to recognize income for federal income tax purposes in a particular year with respect to a Debt Obligation even though the actual cash payments on the Debt Obligation have been deferred to a later year.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation. Market discount can arise based on the price your Trust pays for a Debt Obligation or based on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is disposed of or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions. Stripped U.S. Treasury Obligations are subject to the original issue discount rules, rather than being treated as having market discount.

Some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation, generally including sales charges, exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units includes accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by your Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Trust expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

Foreign Investors, Taxes and Investments.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

Under certain circumstances, a RIC may elect to pass through to its shareholders certain foreign taxes paid by the RIC. If the RIC makes this election with respect to RIC Shares, you must include in your income for federal income tax purposes your portion of such taxes and you may be entitled to a credit or deduction for such taxes.

If any U.S. investor is treated as owning directly or indirectly 10 percent or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50 percent of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10% or more of a CFC (through your Trust and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Trust or to you.

A foreign corporation will generally be treated as a passive foreign investment company (a "PFIC") if 75 percent or more of its income is passive income or if 50% or more of its assets are held to produce passive income. If your Trust purchases shares in a PFIC, you may be subject to U.S. federal income tax on a portion of certain distributions or on gains from the disposition of such shares at rates that were applicable in prior years and any gain may be recharacterized as ordinary income that is not eligible for the lower net capital gains tax rate. Additional charges in the nature of interest may also be imposed on you. Certain elections may be available with respect to PFICs that would limit these consequences. However, these elections would require you to include certain income of the PFIC in your taxable income even if not distributed to your Trust or to you, or require you to annually recognize as ordinary income any increase in the value of the shares of the PFIC, thus requiring you to recognize income for federal income tax purposes in excess of your actual distributions from PFICs and proceeds from dispositions of PFIC stock during a particular year. Dividends paid by PFICs will not be eligible to be taxed at the net capital gains tax rate.

Based on the advice of special counsel to the Trusts for New York tax matters, under the then existing income tax laws of the State and City of New York, your Trust would not be taxed as a corporation, and the income of your Trust would be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

Regulated Investment Company

The following discussion applies only to a REIT Series.

Trust Status.

Each Trust intends to qualify as a "regulated investment company" under the federal tax laws. If the Trust qualifies as a regulated investment company and distributes its income as required by the tax law, the Trust generally will not pay federal income taxes.

Distributions.

Trust distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Trust's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Trust may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how
long you have owned your shares.   To determine your actual tax
liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Trusts may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from your Trust is not affected by whether you reinvest your distributions in additional shares or receive them in cash. The income from your Trust that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Dividends Received Deduction.

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Trusts because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Trusts from certain corporations may be designated by a Trust as being eligible for the dividends received deduction.

Sale or Redemption of Shares.

If you sell or redeem your shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction. Your tax basis in your shares is generally equal to the cost of your shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your shares.

Capital Gains and Losses and Certain Ordinary Income Dividends.

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These new capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from your Trust and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Trusts are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Trust itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Trusts will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

In-Kind Distributions.

Under certain circumstances, as described in this prospectus, you may receive an in-kind distribution of Trust securities when you redeem shares or when your Trust terminates. This distribution is generally treated as a sale for federal income tax purposes and you will generally recognize gain or loss, generally based on the value at that time of the securities and the amount of cash received. The Internal Revenue Service could, however, assert that a loss could not be currently deducted.

Deductibility of Trust Expenses.

Expenses incurred and deducted by your Trust will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Trust expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.

Foreign Tax Credit.

If your Trust invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes your Trust paid to other countries. In this case, dividends taxed to you will include your share of the taxes your Trust paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Investments in Certain Foreign Corporations.

If a Trust holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Trust could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unit holders. The Trust will not be able to pass through to its Unit holders any credit or deduction for such taxes. The Trust may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Trust would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Trust might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax. Dividends paid by PFICs will not be treated as qualified dividend income.

Foreign Investors.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Trust will be characterized as dividends for federal income tax purposes (other than dividends which a Trust designates as capital gain dividends) and will be subject to U.S. income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a foreign investor from a Trust that are properly designated by such Trust as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that such Trust makes certain elections and certain other conditions are met.

In the case of dividends with respect to taxable years of a Trust beginning prior to 2010, distributions from the Trust that are properly designated by the Trust as an interest-related dividend attributable to certain interest income received by the Trust or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Trust may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Trust makes certain elections and certain other conditions are met.

                     Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                  Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. For purposes of record-keeping, the Trustee will treat the FTPS Unit Servicing Agent as sole Record Owner of FTPS Units on its books. The FTPS Unit Servicing Agent will keep a record of all individual FTPS Units holders, the actual Record Owners of such Units, on its books. It is your responsibility to notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) when you become Record Owner, but normally your broker/dealer provides this notice. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form. All FTPS Units, however, will be held in uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

             Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital or capital gain dividends, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the twenty-fifth day of each month to Unit holders of record on the tenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering
Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities. All Unit holders will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital (or principal and interest) reinvested into additional Units of your Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES. See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                   Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at the address set forth on the back cover of this Part Two of the prospectus. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units). In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Unit) are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution at redemption, Fee Accounts Unit holders must have held their Units for at least one month. The In-Kind Distribution option is generally not available to FTPS Unit holders. No In-Kind Distribution requests submitted during the 30 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

             Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such;

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust; or

- As a result of the ownership of the Security, a Trust or its Unit holders would be a direct or indirect shareholder of a passive foreign investment company.

For certain Trusts, a Trust will generally not acquire any bonds or other property other than the Bonds. The Trustee, on behalf of a Trust and at the direction of the Sponsor, will vote for or against any offer for new or exchanged bonds or property in exchange for a Bond, except that we may instruct the Trustee to accept such an offer or to take any other action with respect thereto as we may deem proper if the issuer is in default with respect to such Bonds or in our written opinion the issuer will likely default in respect to such Bonds in the foreseeable future. Any obligations received in exchange or substitution will be held by the Trustee subject to the terms and conditions in the Indenture to the same extent as Bonds originally deposited in a Trust. We may get advice from the Portfolio Supervisor before reaching a decision regarding the receipt of new or exchange securities or property. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trust to facilitate selling Bonds, exchanged bonds or property from a Trust. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

For certain Trusts, a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed.

           Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to registered account holders which will specify how certificates, if any, should be tendered to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

You will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

           Information on the Sponsor, Trustee,
          FTPS Unit Servicing Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we took over the First Trust product line and act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

The First Trust product line commenced with the first insured unit investment trust in 1974. To date we have deposited more than $115 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of FINRA and the Securities Investor Protection
Corporation. Our principal offices are at 120 East Liberty Drive,
Wheaton, Illinois 60187; telephone number (800) 621-1675. As of December 31, 2008, the total consolidated partners' capital of First Trust
Portfolios L.P. and subsidiaries was $44,448,714 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

The FTPS Unit Servicing Agent.

The FTPS Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. FTP Services LLC acts as record keeper, shareholder servicing agent and distribution agent for Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. FTP Services LLC provides FTPS Units with administrative and distribution related services as described in this prospectus. The FTPS Unit Servicing Agent's address is 120 East Liberty Drive, Wheaton, Illinois 60187. If you have questions regarding the FTPS Units, you may call the FTPS Unit Servicing Agent at (866) 514-7768. The FTPS Unit Servicing Agent has not participated in selecting the Securities; it only provides administrative services to the FTPS Units. Fund/SERV(R) is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

Limitations of Liabilities of Sponsor, FTPS Unit Servicing Agent and
Trustee.

Neither we, the FTPS Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the FTPS Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The Trustee, Sponsor, FTPS Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                     Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn LLP, 2 Wall Street, New York, New York 10005, acted as counsel for JPMorgan Chase Bank, as well as special New York tax counsel for the Trusts and acts as counsel for The Bank of New York Mellon, which succeeded JPMorgan Chase Bank as Trustee of the Trusts on June 24, 2004.

Experts.

The financial statements of the Trusts for the periods set forth in and included as part of Part One of this prospectus have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

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Page 22


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Page 23


                             First Trust(R)

                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                       First Trust Portfolios L.P.
                       Member SIPC o Member FINRA
                         120 East Liberty Drive
                         Wheaton, Illinois 60187
                             1-800-621-1675

   FTPS Unit Servicing Agent:               Trustee:

        FTP Services LLC           The Bank of New York Mellon

     120 East Liberty Drive            101 Barclay Street
     Wheaton, Illinois 60187        New York, New York 10286
         1-866-514-7768                  1-800-813-3074
                                      24-Hour Pricing Line:
                                         1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (file no. set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     100 F Street, N.E.
                     Washington, D.C. 20549
     e-mail address: publicinfo@sec.gov

                            November 30, 2009

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 24









                      Agribusiness Portfolio Series

                                FT Series

PROSPECTUS                                   NOTE: THIS PART THREE PROSPECTUS
Part Three                                              MAY ONLY BE USED WITH
Dated November 30, 2009                                 PART ONE AND PART TWO

The Trust invests in a diversified portfolio of common stocks
("Securities") of companies in the agribusiness industry. The objective of the Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                         Portfolio

Objectives.

The Trust invests in a diversified portfolio of common stocks of companies in the agribusiness industry. The objective of the Trust is to provide the potential for above-average capital appreciation.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trust.

                       Risk Factors

Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by the Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Agribusiness Industry. Because more than 25% of the Trust is invested in companies engaged in the growing, processing, and merchandising of raw agricultural commodities, the Trust is considered to be concentrated in the agribusiness industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Companies involved in the agribusiness industry are subject to numerous risks, including cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, weather conditions, quotas, product liability litigation and governmental regulation and subsidies. Generally, the agribusiness industry is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect agribusiness companies.

Other risks of the agribusiness industry include consolidation, domestic and international politics and excess capacity. In addition, agribusiness companies may be significantly affected by volatility of commodity prices, import controls, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Foreign Stocks. Certain of the Securities in the Trust are issued by foreign companies, which makes the Trust subject to more risks than if it invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers, and issuers in foreign countries.

                      Public Offering

Discounts for Certain Persons.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of the Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of the Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                      Agribusiness Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                          120 East Liberty Drive
                          Wheaton, Illinois 60187
                              1-800-621-1675

                                 Trustee:

                      The Bank of New York Mellon

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                               First Trust(R)

                       Agribusiness Portfolio Series

                                The FT Series

                            Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2009. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                   1
   Dividends                                                    1
   Foreign Issuers                                              1
Concentration
   Agribusiness Industry                                        2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the

Page 1

relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Agribusiness Industry. An investment in the Trust should be made with an understanding of the problems and risks inherent in an investment in the agribusiness industry in general. These include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign competition), weather conditions, quotas, government subsidies, unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, the agribusiness industry will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on agribusiness companies. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Agribusiness companies may also be affected by the volatility of commodity prices, exchange rates, import controls, depletion of

Page 2

resources, and mandated expenditures for safety and pollution control devices. In addition, they may be adversely affected by technical progress and labor relations. These companies are also at risk for environmental damage and product liability claims.

Page 3




                    Basic Materials Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated October 30, 2009                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the basic materials sector. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                         Portfolios

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the basic materials sector. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for a Trust have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by the Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Basic Materials. Because more than 25% of the Trusts is invested in basic materials companies, these Trusts are considered concentrated in the basic materials industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of the basic materials industry include the general state of the economy, consolidation, domestic and international politics, price and supply fluctuations, government regulations, volatile interest rates, consumer spending trends, overall capital spending levels and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

                      Public Offering

Discounts for Certain Persons.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of the Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of the Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Basic Materials Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         120 East Liberty Drive
                          Wheaton, Illinois 60187
                              1-800-621-1675

                                 Trustee:

                       The Bank of New York Mellon

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust(R)

                   Basic Materials Portfolio Series

                             The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 30, 2009. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Basic Materials                                             2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial

Page 1

reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Basic Materials. An investment in Units of the Trusts should be made with an understanding of the problems and risks an investment in Securities of companies involved in the basic materials industry may entail. Companies in the basic materials industry are involved in the production of aluminum, chemicals, commodities, chemicals specialty products, forest products, non-ferrous mining products, paper products, precious metals and steel. Basic materials companies may be affected by the volatility of commodity prices, exchange rates, import controls, worldwide competition, depletion of resources, and mandated expenditures for safety and pollution control devices. In addition, they may be adversely affected by technical progress, labor relations, and governmental regulation. These companies are also at risk for environmental damage and product liability claims. Production of industrial materials often exceeds demand as a result of over-building or economic downturns, which may lead to poor investment returns.

Page 2




                   Homeland Security Portfolio Series
                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated October 30, 2009                                    PART ONE AND PART TWO

The Trust invests in a diversified portfolio of common stocks
("Securities") of companies that could benefit from increased homeland security and defense spending. The objective of the Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                         Portfolio

Objectives.

The Trust invests in a diversified portfolio of common stocks of companies that could benefit from increased homeland security and defense spending. The objective of the Trust is to provide the potential for above-average capital appreciation.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trust.

                       Risk Factors


Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by the Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Certain of the Securities in the Trust are issued by companies which have been designated by the Sponsor as small-cap. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Aerospace and Defense Industries. Because more than 25% of the Trust is invested in companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries, the Trust is considered to be concentrated in the aerospace and defense industries. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Companies involved in the aerospace and defense industries are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition, companies involved in the commercial aerospace industry are also subject to aircraft order cancellations, changes in aircraft-leasing contracts, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns.

The terrorist attacks of September 11, 2001 have had a profound affect on the aerospace and defense industries. Defense market spending in both the United States and abroad is expected to increase because of the attacks and the resulting War on Terrorism. Meanwhile, airline profitability, the primary short-term demand driver for aircraft purchases, is declining. The outlook for the commercial and business aircraft market is mixed. The commercial aircraft market may continue to suffer due to decreased demand for commercial air travel, while the business jet market may suffer less because of the perceived safety and convenience of non-commercial travel.

Industrials. The Trust is also considered to be concentrated in industrial stocks. General risks of industrial companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Industrial companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, changes in aircraft-leasing contracts and cutbacks in profitable business travel. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for auto and truck makers and their suppliers.

Information Technology Industry. The Trust is also considered to be concentrated in technology stocks. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing; frequent introduction of new or enhanced products; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources. Technology company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance, and have lately experienced significant market declines in their share values. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

Foreign Stocks. Certain of the Securities in the Trust are issued by foreign companies, which makes the Trust subject to more risks than if it invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers, and issuers in foreign countries.

                      Public Offering

Discounts for Certain Persons.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of the Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of the Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                   Homeland Security Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                          120 East Liberty Drive
                         Wheaton, Illinois 60187
                              1-800-621-1675

                                 Trustee:

                      The Bank of New York Mellon

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                   Homeland Security Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 30, 2009. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                   1
   Small-Cap Companies                                          1
   Dividends                                                    1
   Foreign Issuers                                              2
Concentrations
   Aerospace and Defense Industries                             2
   Industrials                                                  3
   Information Technology                                       3

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Foreign Issuers. Since certain of the Securities included in the Trust consist of securities of foreign issuers, an investment in the Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trust.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trust are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trust and on the ability of the Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trust will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentrations

Aerospace and Defense Industries. The Trust invests in companies principally engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries. Companies involved in the aerospace and defense industry can be significantly affected by government defense and aerospace regulation and spending policies because companies involved in the defense and aerospace industry rely to a large extent on U.S. (and other) government demand for their products and services. These companies may include, for example, companies that provide the following products or services: air transport; defense electronics; aircraft or spacecraft production; missile design; data processing or computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles. Companies involved in the aerospace and defense industries are subject to numerous risks, including fierce competition, consolidation, adverse political, economic and governmental developments, substantial research and development costs, cuts in government funding, product and technology obsolescence, limited numbers of potential customers and decreased demand for new equipment. In addition, companies involved in the commercial aerospace industry are also subject to aircraft order cancellations, changes in aircraft-leasing contracts, excess capacity, cutbacks in profitable business travel, fuel price hikes, labor union settlements, adverse changes in international politics and relations, intense global competition, government regulation and cyclical market patterns.

The terrorist attacks of September 11, 2001 have had a profound effect on the aerospace and defense industries. Defense market spending in both the United States and abroad is expected to increase because of the attacks and the resulting war on terrorism. Meanwhile, airline profitability, the primary short-term demand driver for aircraft purchases, is declining. The outlook for the commercial and business aircraft market is mixed. The commercial aircraft market may continue to suffer due to decreased demand for commercial air travel, while the business jet market may suffer less because of the perceived safety and convenience of non-commercial travel.

Industrials. The Trust is also considered to be concentrated in common stocks of industrial companies. The profitability of industrial companies will be affected by various factors including the general state of the economy, intense competition, domestic and international politics, excess capacity and spending trends.

The Internet may also influence the industrial market. Customers' desire for better pricing and convenience, as well as manufacturers' desire to boost profitability by finding new avenues of sales growth and productivity gains, may drive many industrial manufacturers to invest heavily in Internet hardware and software. Because the Internet allows manufacturers to take orders directly from customers, thus eliminating the middlemen from both supply chains and distributors, industrial makers may no longer need traditional third-party outfits to distribute their products. In addition, the Internet may also allow industrial manufacturers to cut inventory levels, by enabling customers to tailor their orders to their specific needs.

Industrial companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for truck makers.

Information Technology Companies. The Trust is also considered to be concentrated in common stocks of information technology companies. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.

                    Precious Metals Portfolio Series

                                FT Series

PROSPECTUS                                     NOTE: THIS PART THREE PROSPECTUS
Part Three                                                MAY ONLY BE USED WITH
Dated November 30, 2009                                   PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the precious metals industry. The objective of each Trust is to provide the potential for above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust(R)

                             1-800-621-1675

                        Portfolios

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks issued by companies in the precious metals industry.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by the Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Precious Metals Industry. Because more than 25% of each Trust is invested in Securities issued by companies in the precious metals industry, the Trusts are considered to be concentrated in the precious metals industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Companies in the precious metals industry are subject to risks associated with the exploration, development and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand and availability of substitutes.

                      Public Offering

Discounts for Certain Persons.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of the Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of the Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Precious Metals Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                Sponsor:

                       First Trust Portfolios L.P.

                          120 East Liberty Drive
                          Wheaton, Illinois 60187
                              1-800-621-1675

                                Trustee:

                      The Bank of New York Mellon

                           101 Barclay Street
                        New York, New York 10286
                             1-800-813-3074
                          24-Hour Pricing Line:
                              1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)

                     Precious Metals Portfolio Series

                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2009. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Precious Metals Industry                                    2

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in a Trust involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers

Page 1

are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for a Trust, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the U.S. dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to a Trust of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to a Trust. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of a Trust to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by the Trusts in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Precious Metals Industry. An investment in Units of the Trusts should be made with an understanding of the risks involved in investing in the precious metals industry. Companies in the precious metals industry are subject to risks associated with the exploration, development and production of precious metals including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of precious metals are located. In addition, the price of gold and other precious metals is subject to wide fluctuations and may be influenced by limited markets, fabricator demand, expected inflation, return on assets, central bank demand and availability of substitutes.

Page 2




                    Utilities Income Portfolio Series
                        Utilities Portfolio Series

                                FT Series

PROSPECTUS                                    NOTE: THIS PART THREE PROSPECTUS
Part Three                                               MAY ONLY BE USED WITH
Dated October 30, 2009                                   PART ONE AND PART TWO

The Trusts consist of a diversified portfolio of common stocks (the "Securities") issued by utility companies. The Trusts seek to provide monthly income and the potential for capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             FIRST TRUST (R)

                             1-800-621-1675

                        Portfolios

Objectives.

Each Trust's objective is to provide investors with monthly income and the potential for capital appreciation through an investment in a diversified portfolio of common stocks of electric and natural gas companies. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely.

You should be aware that predictions stated herein for the utilities industry may not be realized. In addition, the Securities contained in each Trust are not intended to be representative of the utilities industry as a whole and the performance of each Trust is expected to differ from that of the utilities industry. Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                       Risk Factors

Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by the Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Utility Industry. Because more than 25% of each Trust is invested in common stocks of companies in the utilities industry, each Trust is considered to be concentrated in utility stocks. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of such issuers would include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

In addition, federal, state and municipal governmental authorities may review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants.

                      Public Offering

Discounts for Certain Persons.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies and dealers.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

                   Distribution of Units

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the maximum sales charge.

             Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of the Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of the Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                     Other Information

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             First Trust(R)

                    Utilities Income Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                       First Trust Portfolios L.P.

                         120 East Liberty Drive
                         Wheaton, Illinois 60187
                              1-800-621-1675

                                 Trustee:

                       The Bank of New York Mellon

                           101 Barclay Street
                        New York, New York 10286
                              1-800-813-3074
                         24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                             First Trust(R)

                    Utilities Income Portfolio Series
                         Utilities Portfolio Series

                              The FT Series

                         Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated October 30, 2009. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration                                                  1
   Utility Companies                                           1

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Utility Companies. An investment in Units of the Trusts should be made with an understanding of the characteristics of the utility industry and the risks which such an investment may entail. General problems of the public utility industry include the difficulty in obtaining an adequate return on invested capital despite frequent increases in rates which have been granted by the public service commissions having jurisdiction, the difficulty in financing large construction programs during an inflationary period, the restrictions on operations and increased cost and delays attributable to environmental and other regulatory considerations, the difficulty to the capital markets in absorbing utility debt and securities, the difficulty in obtaining fuel for electric generation at reasonable prices, and the effects of energy conservation. There is no assurance that such public service commissions will, in the future, grant rate increases or that any such increases will be adequate to cover operating and other expenses and debt service requirements. All of the public utilities which are issuers of the Securities in the portfolio have been experiencing many of these problems in varying degrees. Furthermore, utility stocks are particularly susceptible to interest rate risk, generally exhibiting an inverse relationship to interest rates. As a result, utility stock prices may be adversely affected as interest rates rise. The Sponsor

Page 1

makes no prediction as to whether interest rates will rise or fall or the effect, if any, interest rates may have on the Securities in the portfolio. In addition, federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the Securities in a Trust's portfolio to make dividend payments on their Securities.

Utilities are generally subject to extensive regulation by state utility commissions which, for example, establish the rates which may be charged and the appropriate rate of return on an approved asset base, which must be approved by the state commissions. Certain utilities have had difficulty from time to time in persuading regulators, who are subject to political pressures, to grant rate increases necessary to maintain an adequate return on investment and voters in many states have the ability to impose limits on rate adjustments (for example, by initiative or referendum). Any unexpected limitations could negatively affect the profitability of utilities whose budgets are planned far in advance. In addition, gas pipeline and distribution companies have had difficulties in adjusting to short and surplus energy supplies, enforcing or being required to comply with long-term contracts and avoiding litigation from their customers, on the one hand, or suppliers, on the other.

Recently, the California Public Utility Commission ("CPUC") announced its intention to deregulate the electric utility industry in California. This change will eventually result in full competition between electric utilities and independent power producers in the generation and sale of power to all customers in California by the year 2002. In September of 1996, the California Legislature passed and the Governor signed into law Assembly Bill 1890 (AB 1890) to restructure the California electrical industry by promoting competition and allowing customers a right to choose their electrical supplier. Preliminary assessments of the CPUC plan and the new law suggest that the deregulation of the electric utility industry in California could have a significant adverse effect on electric utility stocks of California issuers. Furthermore, the move toward full competition in California could indicate that similar changes may be made in other states in the future which could negatively impact the profitability of electric utilities. Further deregulation could adversely affect the issuer of certain of the Securities in the portfolio. In view of the uncertainties regarding the CPUC deregulation plan, it is unclear what effect, if any, that full competition will have on electric utilities in California or whether similar changes will be adopted in the other states.

Certain of the issuers of the Securities in the Trusts may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing, and impose additional, requirements governing the licensing, construction and operation of nuclear power plants. Nuclear generating projects in the electric utility industry have experienced substantial cost increases, construction delays and licensing difficulties. These have been caused by various factors, including inflation, high financing costs, required design changes and rework, allegedly faulty construction, objections by groups and governmental officials, limits on the ability to finance, reduced forecasts of energy requirements and economic conditions. This experience indicates that the risk of significant cost increases, delays and licensing difficulties remain present until completion and achievement of commercial operation of any nuclear project. Also, nuclear generating units in service have experienced unplanned outages or extensions of scheduled outages due to equipment problems or new regulatory requirements sometimes followed by a significant delay in obtaining regulatory approval to return to service. A major accident at a nuclear plant anywhere, such as the accident at a plant in Chernobyl, could cause the imposition of limits or prohibitions on the operation, construction or licensing of nuclear units in the United States.

Page 2


                                       S-1


                      CONTENTS OF POST-EFFECTIVE AMENDMENT
                            OF REGISTRATION STATEMENT


         This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                                The facing sheet

                                The prospectus

                                The signatures

                                The Consent of Independent Registered Public
                                Accounting Firm


                                       S-2


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 1210, AGRIBUSINESS PORTFOLIO, SERIES 2; BASIC MATERIALS PORTFOLIO, SERIES 5; HOMELAND SECURITY PORTFOLIO, SERIES 3; PRECIOUS METALS PORTFOLIO, SERIES 5 AND UTILITIES PORTFOLIO, SERIES 12, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Wheaton and State of Illinois on November 30, 2009.

                                FT 1210

                                AGRIBUSINESS PORTFOLIO, SERIES 2
                                BASIC MATERIALS PORTFOLIO, SERIES 5
                                HOMELAND SECURITY PORTFOLIO, SERIES 3
                                PRECIOUS METALS PORTFOLIO, SERIES 5
                                UTILITIES PORTFOLIO, SERIES 12
                                (Registrant)

                                By:  FIRST TRUST PORTFOLIOS L.P.
                                     (Depositor)


                                By:  Jason T. Henry
                                     Senior Vice President


                                       S-3


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

              NAME              TITLE*                 DATE

Judith M. Van Kampen         Director            )
                             of The Charger      )
                             Corporation, the    )  November 30, 2009
                             General Partner of  )
                             First Trust         )
                             Portfolios L.P.     )

Karla M. Van Kampen-Pierre   Director            )
                             of The Charger      )
                             Corporation, the    )  Jason T. Henry
                             General Partner of  )  Attorney-in-Fact**
                             First Trust         )
                             Portfolios L.P.     )

David G. Wisen               Director            )
                             of The Charger      )
                             Corporation, the    )
                             General Partner of  )
                             First Trust         )
                             Portfolios L.P.     )



       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


We consent to the use in this Post-Effective Amendment No. 3 to Registration Statement 333-136321 of our report dated November 27, 2009, relating to the financial statements of FT 1210, comprising Agribusiness Portfolio, Series 2; Basic Materials Portfolio, Series 5; Homeland Security Portfolio, Series 3; Precious Metals Portfolio, Series 5; and Utilities Portfolio, Series 12, appearing in the Prospectus, which is a part of such Registration Statement, and to the reference to us under the heading "Experts" in such Prospectus.






DELOITTE & TOUCHE LLP

Chicago, Illinois
November 27, 2009